Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000027887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(0.06%)		1.15%	10.20%
C000027886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	2.65%		1.27%	9.85%
C000027890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000230903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000027887
Average Annual Return [Line Items]
Average Annual Return, Percent	4.64%		2.30%	10.96%
Without Sales Load [Member] | C000027884
Average Annual Return [Line Items]
Average Annual Return, Percent	4.38%		2.04%	10.69%
Without Sales Load [Member] | C000027886
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%		1.27%	9.85%
Without Sales Load [Member] | C000027890
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%		2.30%	11.02%
Without Sales Load [Member] | C000230903
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%	2.00%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%		10.98%	12.78%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%		10.98%	12.78%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%		10.98%	12.78%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%		10.98%	12.78%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%	10.92%